Subsequent Events-Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
July 8, 2014, Dividend declared for second quarter of 2014 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.28
Date of payment of dividends	Aug. 06, 2014
Dividends date of record	Jul. 23, 2014
July 3, 2014, Series B Preferred Stock Dividend declared for period April 15, 2014 to July 14, 2014 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.476563
Dividends Payable	$ 953
Date of payment of dividends	Jul. 15, 2014
Dividends date of record	Jul. 14, 2014
Preferred stock dividend rate	7.625%
July 3, 2014, Series C Preferred Stock Dividend declared for period April 15, 2014 to July 14, 2014 [Member]
Subsequent Event [Line Items]
Dividends payable, per share	$ 0.53125
Dividends Payable	2,125
Date of payment of dividends	Jul. 15, 2014
Dividends date of record	Jul. 14, 2014
Preferred stock dividend rate	8.50%
July 8, 2014, Agreement for the disposal of 1981-built, 3,876 TEU containership MSC Kyoto [Member]
Subsequent Event [Line Items]
Disposal contracted price	$ 9,483
Disposal Date	July 18, 2014
Restructuring of Zim Intergrated Shipping Services ("ZIM") [Member]
Subsequent Event [Line Items]
Information on ZIM restructuring plan	One of the Company s charterers, Zim Integrated Shipping Services (ZIM), was engaged in ongoing discussions with its creditors, including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders, to restructure its debt. Costamare was participating in these discussions. On July 16, 2014, ZIM, finalized the terms of its comprehensive financial restructuring plan with its shareholders and its creditors, including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders. Based on this agreement, the Company has been granted charter extensions and has been issued equity securities representing 1.2% of ZIM s equity and approximately $8.2 million in interest bearing notes maturing in 2023.